- Movements of financial liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 12,365
Cash related changes from operating activities	(982)
Cash related changes from financing activities	518
Non-Cash related changes changes in interest expenses	450
Non-Cash related changes other changes	706
Financial liabilities	13,057
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,850
Cash related changes from operating activities	(423)
Cash related changes from financing activities	6,248
Non-Cash related changes changes in interest expenses	450
Non-Cash related changes other changes	0
Financial liabilities	12,125
Other non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Cash related changes from operating activities	0
Cash related changes from financing activities	0
Non-Cash related changes changes in interest expenses	0
Non-Cash related changes other changes	54
Financial liabilities	54
Refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Cash related changes from operating activities	0
Cash related changes from financing activities	0
Non-Cash related changes changes in interest expenses	0
Non-Cash related changes other changes	135
Financial liabilities	135
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,515
Cash related changes from operating activities	(559)
Cash related changes from financing activities	(5,730)
Non-Cash related changes changes in interest expenses	0
Non-Cash related changes other changes	517
Financial liabilities	743
Other current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,515
Cash related changes from operating activities	(559)
Cash related changes from financing activities	(5,730)
Non-Cash related changes changes in interest expenses	0
Non-Cash related changes other changes	652
Financial liabilities	€ 878